Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($)		9 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Fly E Bike SRL [Member]
Related Party Transaction [Line Items]
Relationship, Accounts receivable — related parties		Zhou Ou (CEO), owns over 50% equity interest of this entity		Zhou Ou (CEO), owns over 50% equity interest of this entity
Nature, Accounts receivable — related parties		Accounts receivable		Accounts receivable
Accounts receivable — related parties				$ 326,914	$ 136,565
Relationship, Prepayments and other receivables – related parties		Zhou Ou (CEO), owns over 50% equity interest of this entity		Zhou Ou (CEO), owns over 50% equity interest of this entity
Nature, Prepayments and other receivables – related parties		Other receivables		Other receivables
Prepayments and other receivables – related parties				$ 180,256
Relationship, Revenues-related parties		Zhou Ou (CEO), owns over 50% equity interest of this entity		Zhou Ou (CEO) owns over 50% equity interest of this entity
Nature, Revenues-related parties		Product sales		Product sales
Revenues-related parties		$ 47,785	$ 309,484	$ 326,914	136,565
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable — related parties				326,914	136,565
Prepayments and other receivables – related parties				240,256
Long-term prepaid expenses and other non-current assets — related parties, net		$ 536,580		1,279,000
Other Payables-related parties	[1]			92,229	332,481
Loan Payables-related parties					150,000
Revenues-related parties				$ 326,914	136,565
PJMG LLC [Member]
Related Party Transaction [Line Items]
Relationship, Prepayments and other receivables – related parties		Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity		Ruifeng Guo (CFO), owns over 50% equity interest of this entity
Nature, Prepayments and other receivables – related parties		Prepayments		Prepayments
Prepayments and other receivables – related parties				$ 60,000
Relationship, Loan Payables-related parties				Ruifeng Guo (CFO) owns over 50% equity interest of this entity
Nature, Loan Payables-related parties				Loan payable
Loan Payables-related parties					150,000
DF Technology US Inc [Member]
Related Party Transaction [Line Items]
Relationship, Long-term prepaid expenses and other non-current assets — related parties, net		Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity		Ruifeng Guo (CFO), owns over 50% equity interest of this entity
Nature, Long-term prepaid expenses and other non-current assets — related parties, net		Long-term prepayment for software development		Long-term prepayment for software development
Long-term prepaid expenses and other non-current assets — related parties, net		$ 536,580		$ 1,279,000
Zhou Ou [Member]
Related Party Transaction [Line Items]
Relationship, Other Payables-related parties		Chairman, CEO of the Company		Chairman, CEO of the Company
Nature, Other Payables-related parties		Other payable		Other payable
Other Payables-related parties	[1]			$ 92,229	$ 332,481

[1]	Represents the remaining balance of the advance provided by the related party to the Company’s subsidiaries for the purpose of supporting their business operations.